Series Portfolios Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 3, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:     SERIES PORTFOLIOS TRUST (the “Trust”)
Securities Act Registration No. 333-206240
Investment Company Act Registration No: 811-23084
Palm Valley Capital Fund (S000065375)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Palm Valley Capital Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2019, and filed electronically as Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N‑1A on April 29, 2019.

If you have any questions or require further information, please contact the undersigned at (414) 765-5208.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
Secretary of Series Portfolios Trust